Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Oct. 11, 2011	Oct. 09, 2011
Balance Sheet Related Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	525,000,000	75,000,000
Common stock, shares issued	14,380,968	7,911,708	7,296,892	51,450,000	7,350,000
Common stock, shares outstanding	14,380,968	7,911,708	7,296,892	51,450,000	7,350,000
Shares issuable	0	999,700	999,700